Members' Equity (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
Members' Equity (Details) [Line Items]
Common units, issued	122,505,500	122,500,000
Common units, outstanding	122,505,500	122,500,000
Minimum [Member]
Members' Equity (Details) [Line Items]
Per unit (in Dollars per share)	$ 1
Maximum [Member]
Members' Equity (Details) [Line Items]
Per unit (in Dollars per share)		$ 0.00001
Class A Ordinary Shares [Member]
Members' Equity (Details) [Line Items]
Unit share			100,000
Common units, issued	122,505,500	122,505,500
Common units, outstanding	122,500,000	122,500,000
Class A Ordinary Shares [Member] | Minimum [Member]
Members' Equity (Details) [Line Items]
Unit share			1
Class A Ordinary Shares [Member] | Maximum [Member]
Members' Equity (Details) [Line Items]
Unit share			100,000
Class B Ordinary Shares [Member]
Members' Equity (Details) [Line Items]
Authorized to issue	6,125,000
Shares issued	5,500	5,500
Shares outstanding	0	0